Note 7 - Preferred Stock (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001
Preferred Stock, Par or Stated Value Per Share			0.01		0.01
Warrants Issued in Connection with Series C Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	51,333,331	51,333,331
Adjustments to Additional Paid in Capital, Warrant Issued	$ 1,695,869
Series A Convertible Preferred Stock [Member]
Common Stock, Par or Stated Value Per Share				$ 1,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share			$ 1,000		$ 1,000
Preferred Stock, Shares Outstanding			100		100
Convertible Preferred Stock, Total Conversion Shares			285,714
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000		$ 1,000
Preferred Stock, Shares Outstanding			2,868		3,000
Convertible Preferred Stock, Total Conversion Shares			57,363,520
Stock Issued During Period, Shares, New Issues	3,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants	$ 2,679,810
Stock Issued During Period, Value, New Issues	$ 983,941
Preferred Stock, Voting Rights		0
Conversion from Series A Convertible Preferred Stock to Common Stock [Member]
Convertible preferred stock (in shares)				71
Conversion of stock, shares issued (in shares)				202,857
Conversion from Series B Convertible Preferred Stock to Common Stock [Member]
Convertible preferred stock (in shares)				1,550
Conversion of stock, shares issued (in shares)				4,428,571
Conversion from Series C Convertible Preferred Stock to Common Stock [Member]
Convertible preferred stock (in shares)			132
Conversion of stock, shares issued (in shares)			1,400,000